Financial Risk Review - Schedule of Information about the Credit Risk Exposure of Financial Assets (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Financial Risk Review (Details) - Schedule of Carrying Amount of Financial Assets Represents the Maximum Credit Exposure [Line Items]
Cash and cash equivalents	$ 22,168,720	$ 20,144,250	$ 23,654,699	$ 29,283,942
Deposits	523,213	496,154
Trade and other receivables	177,561	430,470
Other receivables	88,852	133,647
Financial assets
Financial Risk Review (Details) - Schedule of Carrying Amount of Financial Assets Represents the Maximum Credit Exposure [Line Items]
Cash and cash equivalents	22,168,720	20,144,250
Deposits	523,213	496,154
Trade and other receivables	177,561	430,470
Other receivables	88,852	133,647
Maximum exposure to credit risk	$ 22,958,346	$ 21,204,521